FVM - Movements of level 3 instruments - Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	$ 341,858
Balance at the end of period	358,139	$ 341,858
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	6,698
Balance at the end of period	7,198	6,698
Level 3 | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,500	2,300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(100)	(300)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	(300)
Purchases	400	300
Sales	(800)	(1,800)
Issuances	800	500
Settlements	(0)	(0)
Transfers into Level 3	200	700
Transfers out of Level 3	(300)	(300)
Foreign currency translation	0	0
Balance at the end of period	1,800	1,500
Level 3 | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	100	0
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0
Purchases		0
Sales		(0)
Issuances		0
Settlements		(0)
Transfers into Level 3		100
Transfers out of Level 3		(0)
Foreign currency translation		0
Balance at the end of period		100
Level 3 | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	500	600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	400	300
Sales	(300)	(600)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	400
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	600	500
Level 3 | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	600	1,400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(100)	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	(100)
Purchases	100	0
Sales	(400)	(1,100)
Issuances	800	500
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(200)	(200)
Foreign currency translation	0	0
Balance at the end of period	900	600
Level 3 | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	100
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)
Purchases	0
Sales	(100)
Issuances	0
Settlements	(0)
Transfers into Level 3	200
Transfers out of Level 3	(0)
Foreign currency translation	0
Balance at the end of period	100	100
Level 3 | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	3,700	4,200
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	200	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	200	100
Purchases	800	700
Sales	(700)	(1,200)
Issuances	0	100
Settlements	(0)	(0)
Transfers into Level 3	100	200
Transfers out of Level 3	(100)	(300)
Foreign currency translation	0	0
Balance at the end of period	4,100	3,700
Level 3 | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	700	900
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	300	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	300	0
Purchases	300	400
Sales	(0)	(400)
Issuances	0	100
Settlements	(0)	(0)
Transfers into Level 3	100	100
Transfers out of Level 3	(100)	(300)
Foreign currency translation	0	0
Balance at the end of period	1,300	700
Level 3 | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,300	1,600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(100)	(300)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	1,200	1,300
Level 3 | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	800	700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	100	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	400	100
Sales	(200)	(100)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	100	100
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	1,100	800
Level 3 | Derivatives [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,500	1,100
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(300)	600
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(300)	300
Purchases	0	0
Sales	(0)	(0)
Issuances	700	400
Settlements	(500)	(700)
Transfers into Level 3	100	100
Transfers out of Level 3	(300)	(0)
Foreign currency translation	0	0
Balance at the end of period	1,300	1,500
Level 3 | Derivatives [Member] | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	500	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	300
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	300
Purchases	0	0
Sales	(0)	(0)
Issuances	100	0
Settlements	(200)	(200)
Transfers into Level 3	0	0
Transfers out of Level 3	(100)	(100)
Foreign currency translation	0	0
Balance at the end of period	300	500
Level 3 | Derivatives [Member] | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	700	400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(200)	200
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(200)	100
Purchases	0	0
Sales	(0)	(0)
Issuances	600	400
Settlements	(100)	(300)
Transfers into Level 3	0	100
Transfers out of Level 3	(200)	(0)
Foreign currency translation	0	0
Balance at the end of period	700	700
Level 3 | Derivatives [Member] | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	300	200
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(100)	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	(100)
Purchases	0	0
Sales	(0)	(0)
Issuances	100	0
Settlements	(100)	(200)
Transfers into Level 3	100	0
Transfers out of Level 3	(0)	100
Foreign currency translation	0	0
Balance at the end of period	$ 300	$ 300